COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 19. COMMITMENTS AND CONTINGENCIES

Commitments

Lease Commitments

The Company leased their principal offices under lease agreements. The following table sets forth the Company’s contractual obligations as of June 30, 2016 in future periods:

For the year ending June 30,	Rental payments
2017	$272,720
2018	182,271
$454,991

Guarantee Commitments

Guarantees terminate upon payment or cancellation of the guaranteed obligation. Dongsheng Guarantee’s obligations to make payments under guarantees are triggered by the failure of the parties for which the guarantees are provided to fulfill their guaranteed obligations. The terms from inception to termination of the guarantees provided generally range from 6 to 12 months.

Contingencies

In the past, Dongsheng Guarantee failed to comply with PRC regulations that provide that the aggregate balance of liabilities guaranteed by a financing guarantee Company for any single guaranteed party may not exceed 10% of the net assets of the guarantee Company and also failed to make required social insurance and provident housing fund contributions for some of its employees. During the three months ended June 30, 2016, Dongsheng Guarantee did not provide guarantees for loans in excess of 10% of its net assets to any single customer and made all required social insurance and provident housing fund contributions, and as of June 30, 2016, Dongsheng Guarantee had not received any notice from any relevant government authorities regarding its prior non-compliance with these requirements. However, it is possible that relevant regulatory authorities will impose penalties and/or bring legal action against Dongsheng Guarantee retrospectively. Any such penalties or legal action could have an adverse effect on the Company’s business, and management is unable to make any estimate of the amounts of any such possible penalties.

Neither the Company nor any of its subsidiaries is currently a party to any legal proceeding, investigation or claim which, in the opinion of the management, is likely to have material adverse effect on the Company’s business, financial condition or results of operations.

As of June 30, 2016, there were no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Company’s knowledge, are reasonably possible to have, a material effect on the Company’s financial position, results of operations or cash flows.